Retirement Plans	12 Months Ended
Dec. 31, 2019
Retirement Plans
Retirement Plans

8. Retirement Plans

401(k) Plan

The Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the IRC. Under the 401(k) Plan, participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. Contributions for eligible employees for the year ended December 31, 2019 were immaterial. No contributions for eligible employees were made for the year ended December 31, 2018.